Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of intangible assets and accumulated amortization

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2022
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	188,174	(139,536)	(47,910)	728	106
Technology	155,056	(130,822)	(18,244)	5,990	867
Platform	76,621	(42,146)	(34,475)	—	—
Customer relationship	49,237	(46,408)	(2,829)	—	—
User base	47,980	(47,980)	—	—	—
Trademarks	18,283	(14,788)	(2,222)	1,273	185
Domain names	4,965	(4,526)	—	439	64
Non-compete agreements	1,610	(1,610)	—	—	—
Total	541,926	(427,816)	(105,680)	8,430	1,222

	As of December 31, 2021
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	174,252	(128,035)	(45,331)	886
Technology	131,664	(106,928)	(17,631)	7,105
Platform	70,142	(38,582)	(31,560)	—
Customer relationship	45,665	(43,076)	(2,589)	—
User base	43,954	(43,954)	—	—
Trademarks	16,974	(13,437)	(2,114)	1,423
Domain names	4,860	(4,222)	—	638
Non-compete agreements	1,610	(1,610)	—	—
Total	489,121	(379,844)	(99,225)	10,052

Schedule of future amortization expense	Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the year ending December 31,
	RMB	US$
2023	2,438	353
2024	1,963	285
2025	1,606	233
2026	1,237	179
2027	1,049	152
Thereafter	137	20
Total	8,430	1,222